Related party balances and transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party balances and transactions

Note 9 – Related party balances and transactions

Interest payable – related party

Name of Related Party	Relationship	Nature	December 31, 2020	December 31, 2019

Qing Tang	Spouse of Yimin Wu	Interest payable -Interest incurred from loan described below	$574,065	$538,047

In July 2016, Infobird Beijing signed two loan contracts with a related party, Qing Tang, the spouse of Yimin Wu, to obtain loans for a total of approximately $1.3 million (RMB 8,800,000) for operation purposes. The loans bore a 1.5% monthly interest rate (18% annual interest rate) and were due on demand. By October 2019, the principal of the loans were fully repaid.

Interest expense pertaining to the above short-term loan - related party for the years ended December 31, 2020, 2019, and 2018 amounted to $0, $176,354, and $365,100, respectively.

Loan Guarantee – related party

Qing Tang, the spouse of Yimin Wu, has provided real estate property as collateral of approximately $3.2 million (RMB 22,000,000) with Beijing SMEs Credit Re-guarantee Co., Ltd to secure a guarantee with Bank of Beijing for the line of credit in the amount of approximately $2.9 million (RMB 20,000,000). See Note 8 for more details.